Reverse Merger	12 Months Ended
Dec. 31, 2013
Business Combinations [Abstract]
Reverse Merger

C. Reverse Merger

In connection with the Merger disclosed in Note A-Nature of Business, we amended and restated our articles of incorporation and changed our name to “Eco-Stim Energy Solutions, Inc.” and commenced trading under the symbol “ESES” on the OTCQB. As a result of the Merger, we were no longer considered a “shell company” and our business and operations are those of FRI. Effective December 13, 2013, the Company changed its fiscal year end from March 31 to December 31. This change was made in order for the fiscal year end to correspond with the fiscal year end of FRI.

Pursuant to the Merger Agreement, at the effective time of the Merger, each issued and outstanding share of FRI’s common stock, par value $0.0001 per share, was converted into one (1) share of Eco-Stim’s common stock and each outstanding option to purchase shares of FRI common stock became an option to purchase the same number of shares of Eco-Stim’s common stock on the same terms. The shares of Eco-Stim’s common stock issued to FRI’s shareholders in connection with the Merger represents approximately 96.05% of Eco-Stim’s voting stock issued and outstanding immediately after the effectiveness of the Merger.

The transaction was accounted for as a reverse merger and recapitalization of FRI whereby FRI is considered the acquirer for accounting purposes. All historical financial information contained in this Form S-1 is that of FRI.

Upon the closing of the Merger, Todd Waltz, our former chief executive officer, president and secretary, and sole director, resigned, and simultaneously with the Merger, a new board of directors and new officers were appointed. Following the Merger, our executive officers and directors were as follows:

Name	Positions
Bjarte Bruheim	Executive Chairman
Jon Christopher Boswell	Director, President and Chief Executive Officer
Jogeir Romestrand	Director
Carlos A. Fernandez	Director
Thomas Hardisty	Director
Bobby Chapman	Chief Operating Officer
Alexander Nickolatos	Chief Financial Officer

As a result of the Merger, we were no longer considered a “shell company” and our business and operations are now those of FRI.